ANNUAL REPORT

Templeton Global Bond Fund

August 31, 1999


[FRANKLIN TEMPLETON LOGO]


PAGE


[SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


PAGE


SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------

Dear Shareholder:

This report of Templeton Global Bond Fund covers the fiscal year ended August 31, 1999, a period of significant volatility for global bond markets. During the first part of the reporting period, many industrial economies experienced weak growth and inflation remained benign. Bond prices rose as interest rates fell in the U.S., Japan, and Europe, and bond investors generally expected further interest rate cuts by monetary policymakers. In February, this perception changed with the release of stronger-than-expected economic data regarding the U.S. economy, and global debt markets experienced a temporary sell-off. But in March, economic weakness in Europe, Japan, and some sectors of the U.S. economy led


CONTENTS


Shareholder Letter .....       1

Performance Summary ....       6

Financial Highlights &
Statement of Investments      10

Financial Statements ...      16

Notes to Financial
Statements .............      19

Independent
Auditors' Report .......      23

Tax Designation ........      24

Change in Independent
Auditor ................      25



[PYRAMID GRAPHIC]

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 13 of this report.


PAGE


GEOGRAPHIC DISTRIBUTION OF
ISSUERS OF SECURITIES

Based on Total Net Assets
8/31/99

[PIE CHART]
 Europe                  43.0%
 United States           27.6%
 Canada                   8.8%
 Latin America            7.8%
 Australia &
 New Zealand              7.7%
 Asia                     2.1%
 Short-Term
  Investments &
  Other Net Assets        3.0%

many investors to regain optimism about bonds. However, the continuing strength of the U.S. economy led the Federal Reserve Board to raise domestic interest rates in June and again in August 1999, and U.S. Treasury bond prices declined. Elsewhere, the European Central Bank, Bank of England, and Bank of Japan lowered interest rates in response to economic weakness, leading to higher bond prices in those regions.

During the 12 months under review, the Fund's benchmark index, the Salomon Brothers World Government Bond Index, which tracks bonds from around the world, posted a 1.16% return in local currency terms. However, the weakness of the U.S. dollar versus the euro and the Japanese yen resulted in a higher return of 4.20% in U.S. dollar terms for the index. The J.P. Morgan U.S. Government Bond Index, which tracks U.S. Treasury Securities, posted a -0.28% return for the same period. The best performing sector for bonds was in developing market countries, and emerging market securities, as measured by the J.P. Morgan Emerging Markets Bond Index Plus, were up over 30% for the reporting period.(1) Within this environment, Templeton Global Bond Fund - Class A posted a -1.02% one-year cumulative total return for the period ended August 31, 1999, as shown in the Performance Summary on page 7.



1. Sources: Salomon Brothers Inc. and J.P. Morgan Securities, Inc. Performance includes reinvested interest. An index is an unmanaged group of securities used to measure market performance. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


2

PAGE


The underperformance of the Fund versus the benchmark global index was due partially to the fact that, although the Japanese market accounted for a large portion of the benchmark index's positive performance, we did not invest in Japanese bonds because of their relatively low yields. Also, the Fund's allocation to emerging market debt was 5% to 6% early in the reporting period, which is slightly less than the historical average of approximately 10% of total net assets.

Throughout the reporting period, we attempted to maximize the Fund's return and minimize the effects of short-term volatility by allocating approximately 87% of total net assets to intermediate- and long-term bonds in the developed markets and about 10% to what, in our opinion, were the highest quality, most-liquid bonds available in emerging markets. Because emerging market bonds generally outperformed bonds from developed markets, our exposure to such debt benefited the Fund's performance.

Our geographic allocations changed during the period, with our North American exposure falling from 46.5% at the beginning of the period to 36.4% at the end. During the same time, our


PORTFOLIO BREAKDOWN

Based on Total Net Assets
8/31/99


Government Bonds                92.1%
Corporate Bonds                  4.6%
Warrants                         0.2%
Limited Partnerships             0.1%
Short-Term Investments &
Other Net Assets                 3.0%



                                                                               3

PAGE


exposure to Europe increased from 37.1% to 43.0%. We added a 2.8% position in New Zealand, increased our Latin American exposure 2.8%, and changed the amount of foreign exchange hedging undertaken for our European holdings. On August 31, 1999, the Fund's net U.S. dollar exposure was 40.9%, down from 86.1% at the beginning of the period, while our net exposure to European currencies was 42.3%, up from 8.0%.

Looking forward, our outlook for the Fund is positive. In our opinion, global economic growth could improve slightly in the short term, but inflation may remain quite tame, which could be favorable for high-quality bonds. Although debt securities from emerging markets may offer higher returns over the long term as credit conditions in those countries generally improve, we believe such bonds may be volatile in the interim.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of August 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our investment strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.


4

PAGE


It is also important to note that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Bond Fund and welcome your comments or suggestions.



Sincerely,




Portfolio Management Team
Templeton Global Bond Fund


                                                                               5

PAGE


--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 8/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                         CHANGE         8/31/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.68         $8.81    $9.49

                                DISTRIBUTIONS (9/1/98 - 8/31/99)
                                -------------------------------
Dividend Income                 $0.5500
Long-term Capital Gain          $0.0500
      TOTAL                     $0.6000

CLASS C                         CHANGE         8/31/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.68         $8.82    $9.50

                                DISTRIBUTIONS (9/1/98 - 8/31/99)
                                -------------------------------
Dividend Income                 $0.5126
Long-term Capital Gain          $0.0500
      TOTAL                     $0.5626

ADVISOR CLASS                   CHANGE         8/31/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.68         $8.81    $9.49

                                DISTRIBUTIONS (9/1/98 - 8/31/99)
                                -------------------------------
Dividend Income                 $0.5736
Long-term Capital Gain          $0.0500
      TOTAL                     $0.6236


Templeton Global Bond Fund paid distributions derived from long-term capital gains of 5.0 cents ($0.0500) per share in August, 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


Past performance is not predictive of future results.


6

PAGE


PERFORMANCE

                                                                      INCEPTION
CLASS A                            1-YEAR      5-YEAR     10-YEAR     (9/18/86)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -1.02%       33.85%      88.42%      141.18%
Average Annual Total Return(2)     -5.22%        5.11%       6.13%        6.68%
Value of $10,000 Investment(3)     $9,478     $12,831     $18,128      $23,102

                                                                      INCEPTION
CLASS C                                        1-YEAR      3-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     -1.41%        7.52%       25.29%
Average Annual Total Return(2)                 -3.36%        2.10%        5.10%
Value of $10,000 Investment(3)                 $9,664     $10,645      $12,406

                                                                      INCEPTION
ADVISOR CLASS(4)                   1-YEAR      5-YEAR     10-YEAR     (9/18/86)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -0.77%       35.42%      90.63%      142.77%
Average Annual Total Return(2)     -0.77%        6.29%       6.72%        7.14%
Value of $10,000 Investment(3)     $9,923     $13,542     $19,063      $24,277


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 3.10% and 1.15%, respectively.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.


                                                                               7

PAGE

AVERAGE ANNUAL TOTAL RETURN
8/31/99

CLASS A
--------------------------------------
1-Year                          -5.22%

5-Year                           5.11%

10-Year                          6.13%

Since Inception (9/18/86)        6.68%


AVERAGE ANNUAL TOTAL RETURN
8/31/99
--------------------------------------
CLASS C

1-Year                        -3.36%

3-Year                         2.10%

Since Inception (5/1/95)       5.10%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes each class' current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.


CLASS A
Total Return Index Comparison
$10,000 Investment (9/1/89 - 8/31/99)


[GRAPHIC]

The following line graph compares the performance of Templeton Global Bond Fund's Class A shares to that of the Salomon Brothers World Government Bond Index and the Consumer Price Index based on a $10,000 investment from 9/1/89 to 8/31/99.

                Templeton Global Bond     Salomon        CPI
                    Fund -Class A*      World Gov't
                                        Bond Index
                --------------------------------------------------
     09/01/1989         $9,575            $10,000      $10,000
     09/30/1989         $9,641            $10,189      $10,032
     10/31/1989         $9,660            $10,275      $10,081
     11/30/1989         $9,670            $10,368      $10,104
     12/31/1989         $9,777            $10,496      $10,119
     01/31/1990         $9,664            $10,357      $10,224
     02/28/1990         $9,629            $10,198      $10,272
     03/31/1990         $9,610            $10,097      $10,328
     04/30/1990         $9,559            $10,065      $10,345
     05/31/1990         $9,818            $10,401      $10,369
     06/30/1990        $10,038            $10,592      $10,425
     07/31/1990        $10,363            $10,923      $10,464
     08/31/1990        $10,399            $10,838      $10,560
     09/30/1990        $10,404            $10,958      $10,649
     10/31/1990        $10,557            $11,448      $10,713
     11/30/1990        $10,647            $11,638      $10,737
     12/31/1990        $10,744            $11,754      $10,737
     01/31/1991        $10,945            $12,047      $10,801
     02/28/1991        $11,026            $12,051      $10,817
     03/31/1991        $10,778            $11,614      $10,833
     04/30/1991        $10,978            $11,792      $10,849
     05/31/1991        $11,056            $11,777      $10,880
     06/30/1991        $10,944            $11,655      $10,914
     07/31/1991        $11,047            $11,904      $10,929
     08/31/1991        $11,275            $12,135      $10,961
     09/30/1991        $11,690            $12,609      $11,010
     10/31/1991        $11,853            $12,742      $11,026
     11/30/1991        $11,852            $12,942      $11,057
     12/31/1991        $12,346            $13,614      $11,066
     01/31/1992        $12,121            $13,370      $11,082
     02/29/1992        $12,050            $13,295      $11,122
     03/31/1992        $11,978            $13,154      $11,178
     04/30/1992        $12,123            $13,247      $11,194
     05/31/1992        $12,476            $13,654      $11,210
     06/30/1992        $12,844            $14,036      $11,250
     07/31/1992        $13,152            $14,363      $11,275
     08/31/1992        $13,177            $14,766      $11,306
     09/30/1992        $12,665            $14,913      $11,338
     10/31/1992        $12,790            $14,508      $11,378
     11/30/1992        $12,663            $14,277      $11,394
     12/31/1992        $12,731            $14,363      $11,387
     01/31/1993        $12,823            $14,612      $11,443
     02/28/1993        $13,063            $14,899      $11,483
     03/31/1993        $13,304            $15,128      $11,524
     04/30/1993        $13,546            $15,448      $11,555
     05/31/1993        $13,628            $15,603      $11,571
     06/30/1993        $13,533            $15,569      $11,587
     07/31/1993        $13,615            $15,614      $11,587
     08/31/1993        $13,837            $16,083      $11,619
     09/30/1993        $13,795            $16,274      $11,643
     10/31/1993        $14,005            $16,246      $11,692
     11/30/1993        $13,737            $16,130      $11,700
     12/31/1993        $14,048            $16,267      $11,699
     01/31/1994        $14,433            $16,398      $11,732
     02/28/1994        $14,074            $16,291      $11,773
     03/31/1994        $13,555            $16,267      $11,813
     04/30/1994        $13,512            $16,286      $11,829
     05/31/1994        $13,438            $16,143      $11,836
     06/30/1994        $13,232            $16,376      $11,876
     07/31/1994        $13,395            $16,507      $11,908
     08/31/1994        $13,529            $16,449      $11,957
     09/30/1994        $13,485            $16,568      $11,988
     10/31/1994        $13,635            $16,834      $11,997
     11/30/1994        $13,545            $16,603      $12,013
     12/31/1994        $13,545            $16,648      $12,013
     01/31/1995        $13,575            $16,998      $12,060
     02/28/1995        $13,792            $17,433      $12,108
     03/31/1995        $13,902            $18,468      $12,149
     04/30/1995        $14,230            $18,810      $12,189
     05/31/1995        $14,687            $19,340      $12,213
     06/30/1995        $14,718            $19,453      $12,237
     07/31/1995        $14,877            $19,499      $12,237
     08/31/1995        $14,957            $18,829      $12,270
     09/30/1995        $15,247            $19,250      $12,293
     10/31/1995        $15,521            $19,393      $12,333
     11/30/1995        $15,667            $19,613      $12,324
     12/31/1995        $16,011            $19,818      $12,316
     01/31/1996        $16,076            $19,573      $12,389
     02/29/1996        $15,961            $19,473      $12,429
     03/31/1996        $15,994            $19,446      $12,493
     04/30/1996        $16,077            $19,369      $12,541
     05/31/1996        $16,177            $19,373      $12,565
     06/30/1996        $16,397            $19,525      $12,573
     07/31/1996        $16,447            $19,899      $12,597
     08/31/1996        $16,668            $19,977      $12,621
     09/30/1996        $16,925            $20,058      $12,661
     10/31/1996        $17,320            $20,433      $12,701
     11/30/1996        $17,769            $20,703      $12,725
     12/31/1996        $17,804            $20,535      $12,725
     01/31/1997        $17,577            $19,986      $12,765
     02/28/1997        $17,524            $19,837      $12,803
     03/31/1997        $17,366            $19,686      $12,835
     04/30/1997        $17,402            $19,513      $12,851
     05/31/1997        $17,526            $20,043      $12,843
     06/30/1997        $17,758            $20,283      $12,858
     07/31/1997        $17,830            $20,125      $12,874
     08/31/1997        $17,812            $20,113      $12,898
     09/30/1997        $18,103            $20,541      $12,931
     10/31/1997        $18,176            $20,967      $12,963
     11/30/1997        $18,140            $20,645      $12,955
     12/31/1997        $18,130            $20,583      $12,940
     01/31/1998        $18,149            $20,783      $12,963
     02/28/1998        $18,242            $20,952      $12,989
     03/31/1998        $18,242            $20,745      $13,015
     04/30/1998        $18,354            $21,076      $13,038
     05/31/1998        $18,393            $21,126      $13,062
     06/30/1998        $18,412            $21,156      $13,077
     07/31/1998        $18,392            $21,184      $13,093
     08/31/1998        $18,315            $21,762      $13,109
     09/30/1998        $18,915            $22,919      $13,124
     10/31/1998        $18,992            $23,598      $13,156
     11/30/1998        $18,934            $23,265      $13,156
     12/31/1998        $19,110            $23,733      $13,148
     01/31/1999        $19,090            $23,515      $13,180
     02/28/1999        $18,375            $22,765      $13,193
     03/31/1999        $18,494            $22,817      $13,233
     04/30/1999        $18,674            $22,808      $13,330
     05/31/1999        $18,271            $22,424      $13,330
     06/30/1999        $18,089            $22,031      $13,330
     07/31/1999        $18,231            $22,570      $13,370
     08/31/1999        $18,128            $22,675      $13,402




CLASS C
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/99)


[GRAPHIC]

The following line graph compares the performance of Templeton Global Bond Fund's Class C shares to that of the Salomon Brothers World Government Bond Index and the Consumer Price Index, based on a $10,000 investment from 5/1/95 to 8/31/99.

                  Templeton Global   Salomon World     CPI
                Bond Fund -Class C*    Gov't Bond
                                         Index
                -----------------------------------------------
     05/01/1995        $9,902           $10,000      $10,000
     05/31/1995       $10,209           $10,281      $10,020
     06/30/1995       $10,229           $10,342      $10,040
     07/31/1995       $10,337           $10,366      $10,040
     08/31/1995       $10,377           $10,010      $10,067
     09/30/1995       $10,585           $10,234      $10,086
     10/31/1995       $10,772           $10,310      $10,119
     11/30/1995       $10,869           $10,426      $10,112
     12/31/1995       $11,103           $10,536      $10,105
     01/31/1996       $11,156           $10,405      $10,164
     02/29/1996       $11,084           $10,352      $10,197
     03/31/1996       $11,103           $10,338      $10,250
     04/30/1996       $11,145           $10,297      $10,289
     05/31/1996       $11,199           $10,299      $10,309
     06/30/1996       $11,347           $10,380      $10,316
     07/31/1996       $11,379           $10,579      $10,335
     08/31/1996       $11,539           $10,620      $10,355
     09/30/1996       $11,700           $10,663      $10,388
     10/31/1996       $11,982           $10,863      $10,421
     11/30/1996       $12,288           $11,006      $10,441
     12/31/1996       $12,308           $10,917      $10,441
     01/31/1997       $12,147           $10,625      $10,473
     02/28/1997       $12,094           $10,546      $10,505
     03/31/1997       $11,981           $10,465      $10,531
     04/30/1997       $12,014           $10,374      $10,544
     05/31/1997       $12,095           $10,656      $10,537
     06/30/1997       $12,239           $10,783      $10,550
     07/31/1997       $12,285           $10,699      $10,563
     08/31/1997       $12,282           $10,692      $10,583
     09/30/1997       $12,478           $10,920      $10,609
     10/31/1997       $12,512           $11,147      $10,636
     11/30/1997       $12,489           $10,976      $10,629
     12/31/1997       $12,485           $10,942      $10,617
     01/31/1998       $12,481           $11,049      $10,636
     02/28/1998       $12,541           $11,139      $10,657
     03/31/1998       $12,549           $11,028      $10,678
     04/30/1998       $12,610           $11,204      $10,697
     05/31/1998       $12,632           $11,231      $10,717
     06/30/1998       $12,654           $11,247      $10,730
     07/31/1998       $12,636           $11,262      $10,742
     08/31/1998       $12,584           $11,569      $10,755
     09/30/1998       $12,977           $12,184      $10,768
     10/31/1998       $13,025           $12,545      $10,794
     11/30/1998       $12,993           $12,368      $10,794
     12/31/1998       $13,109           $12,617      $10,788
     01/31/1999       $13,090           $12,501      $10,814
     02/28/1999       $12,595           $12,102      $10,825
     03/31/1999       $12,672           $12,130      $10,858
     04/30/1999       $12,792           $12,125      $10,937
     05/31/1999       $12,511           $11,921      $10,937
     06/30/1999       $12,383           $11,712      $10,937
     07/31/1999       $12,476           $11,999      $10,969
     08/31/1999       $12,406           $12,055      $10,996

Past performance is not predictive of future results.


8

PAGE


ADVISOR CLASS***
Total Return Index Comparison
$10,000 Investment (9/1/89 - 8/31/99)


[GRAPHIC]

The following line graph compares the performance of Templeton Global Bond Fund's Advisor Class shares to the Salomon Brothers World Government Bond Index and the Consumer Price Index, based on a $10,000 investment from 9/1/89 to 8/31/99.

                 Templeton Global   Salomon World      CPI
                   Bond Fund -       Gov't Bond
                  Advisor Class         Index
                -----------------------------------------------
     09/01/1989      $10,000           $10,000       $10,000
     09/30/1989      $10,069           $10,189       $10,032
     10/31/1989      $10,089           $10,275       $10,081
     11/30/1989      $10,100           $10,368       $10,104
     12/31/1989      $10,212           $10,496       $10,119
     01/31/1990      $10,093           $10,357       $10,224
     02/28/1990      $10,057           $10,198       $10,272
     03/31/1990      $10,036           $10,097       $10,328
     04/30/1990       $9,983           $10,065       $10,345
     05/31/1990      $10,254           $10,401       $10,369
     06/30/1990      $10,484           $10,592       $10,425
     07/31/1990      $10,823           $10,923       $10,464
     08/31/1990      $10,861           $10,838       $10,560
     09/30/1990      $10,866           $10,958       $10,649
     10/31/1990      $11,026           $11,448       $10,713
     11/30/1990      $11,120           $11,638       $10,737
     12/31/1990      $11,221           $11,754       $10,737
     01/31/1991      $11,431           $12,047       $10,801
     02/28/1991      $11,516           $12,051       $10,817
     03/31/1991      $11,257           $11,614       $10,833
     04/30/1991      $11,466           $11,792       $10,849
     05/31/1991      $11,548           $11,777       $10,880
     06/30/1991      $11,431           $11,655       $10,914
     07/31/1991      $11,538           $11,904       $10,929
     08/31/1991      $11,776           $12,135       $10,961
     09/30/1991      $12,209           $12,609       $11,010
     10/31/1991      $12,379           $12,742       $11,026
     11/30/1991      $12,379           $12,942       $11,057
     12/31/1991      $12,894           $13,614       $11,066
     01/31/1992      $12,659           $13,370       $11,082
     02/29/1992      $12,585           $13,295       $11,122
     03/31/1992      $12,510           $13,154       $11,178
     04/30/1992      $12,662           $13,247       $11,194
     05/31/1992      $13,030           $13,654       $11,210
     06/30/1992      $13,414           $14,036       $11,250
     07/31/1992      $13,737           $14,363       $11,275
     08/31/1992      $13,762           $14,766       $11,306
     09/30/1992      $13,227           $14,913       $11,338
     10/31/1992      $13,358           $14,508       $11,378
     11/30/1992      $13,226           $14,277       $11,394
     12/31/1992      $13,296           $14,363       $11,387
     01/31/1993      $13,393           $14,612       $11,443
     02/28/1993      $13,643           $14,899       $11,483
     03/31/1993      $13,895           $15,128       $11,524
     04/30/1993      $14,148           $15,448       $11,555
     05/31/1993      $14,233           $15,603       $11,571
     06/30/1993      $14,134           $15,569       $11,587
     07/31/1993      $14,220           $15,614       $11,587
     08/31/1993      $14,451           $16,083       $11,619
     09/30/1993      $14,408           $16,274       $11,643
     10/31/1993      $14,627           $16,246       $11,692
     11/30/1993      $14,347           $16,130       $11,700
     12/31/1993      $14,672           $16,267       $11,699
     01/31/1994      $15,074           $16,398       $11,732
     02/28/1994      $14,700           $16,291       $11,773
     03/31/1994      $14,157           $16,267       $11,813
     04/30/1994      $14,112           $16,286       $11,829
     05/31/1994      $14,035           $16,143       $11,836
     06/30/1994      $13,820           $16,376       $11,876
     07/31/1994      $13,990           $16,507       $11,908
     08/31/1994      $14,130           $16,449       $11,957
     09/30/1994      $14,084           $16,568       $11,988
     10/31/1994      $14,241           $16,834       $11,997
     11/30/1994      $14,146           $16,603       $12,013
     12/31/1994      $14,146           $16,648       $12,013
     01/31/1995      $14,179           $16,998       $12,060
     02/28/1995      $14,405           $17,433       $12,108
     03/31/1995      $14,519           $18,468       $12,149
     04/30/1995      $14,862           $18,810       $12,189
     05/31/1995      $15,339           $19,340       $12,213
     06/30/1995      $15,372           $19,453       $12,237
     07/31/1995      $15,538           $19,499       $12,237
     08/31/1995      $15,622           $18,829       $12,270
     09/30/1995      $15,924           $19,250       $12,293
     10/31/1995      $16,211           $19,393       $12,333
     11/30/1995      $16,363           $19,613       $12,324
     12/31/1995      $16,722           $19,818       $12,316
     01/31/1996      $16,790           $19,573       $12,389
     02/29/1996      $16,670           $19,473       $12,429
     03/31/1996      $16,704           $19,446       $12,493
     04/30/1996      $16,791           $19,369       $12,541
     05/31/1996      $16,896           $19,373       $12,565
     06/30/1996      $17,125           $19,525       $12,573
     07/31/1996      $17,178           $19,899       $12,597
     08/31/1996      $17,408           $19,977       $12,621
     09/30/1996      $17,677           $20,058       $12,661
     10/31/1996      $18,089           $20,433       $12,701
     11/30/1996      $18,558           $20,703       $12,725
     12/31/1996      $18,595           $20,535       $12,725
     01/31/1997      $18,361           $19,986       $12,765
     02/28/1997      $18,310           $19,837       $12,803
     03/31/1997      $18,147           $19,686       $12,835
     04/30/1997      $18,188           $19,513       $12,851
     05/31/1997      $18,340           $20,043       $12,843
     06/30/1997      $18,551           $20,283       $12,858
     07/31/1997      $18,629           $20,125       $12,874
     08/31/1997      $18,633           $20,113       $12,898
     09/30/1997      $18,941           $20,541       $12,931
     10/31/1997      $19,003           $20,967       $12,963
     11/30/1997      $18,976           $20,645       $12,955
     12/31/1997      $18,983           $20,583       $12,940
     01/31/1998      $18,987           $20,783       $12,963
     02/28/1998      $19,088           $20,952       $12,989
     03/31/1998      $19,112           $20,745       $13,015
     04/30/1998      $19,215           $21,076       $13,038
     05/31/1998      $19,259           $21,126       $13,062
     06/30/1998      $19,303           $21,156       $13,077
     07/31/1998      $19,267           $21,184       $13,093
     08/31/1998      $19,206           $21,762       $13,109
     09/30/1998      $19,819           $22,919       $13,124
     10/31/1998      $19,908           $23,598       $13,156
     11/30/1998      $19,851           $23,265       $13,156
     12/31/1998      $20,061           $23,733       $13,148
     01/31/1999      $20,044           $23,515       $13,180
     02/28/1999      $19,297           $22,765       $13,193
     03/31/1999      $19,426           $22,817       $13,233
     04/30/1999      $19,598           $22,808       $13,330
     05/31/1999      $19,178           $22,424       $13,330
     06/30/1999      $18,991           $22,031       $13,330
     07/31/1999      $19,145           $22,570       $13,370
     08/31/1999      $19,171           $22,675       $13,402





AVERAGE
ANNUAL TOTAL RETURN 8/31/99

ADVISOR CLASS***


1-Year                        - 0.77%
5-Year                          6.29%
10-Year                         6.72%
Since Inception (9/18/86)       7.14%



*Source: Salomon Brothers. The unmanaged Salomon Brothers World Government Bond Index (SB WGBI) tracks the performance of government bond markets in 17 countries. It includes fixed-rate U.S. and foreign government bonds with remaining maturities of one year or more. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/99). The Consumer Price Index is a commonly used measure of inflation.

***On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.


Past performance is not predictive of future results.


                                                                               9
PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                       CLASS A
                                                               --------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------
                                                                1999+        1998        1997        1996        1995
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................       $9.49       $9.82       $9.76       $9.32       $9.05
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .58         .60         .63         .69         .73
 Net realized and unrealized gains (losses)................        (.66)       (.32)        .03         .35         .17
                                                               --------------------------------------------------------
Total from investment operations...........................        (.08)        .28         .66        1.04         .90
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.55)       (.55)       (.60)       (.58)       (.54)
 Net realized gains........................................        (.05)       (.06)         --          --          --
 Tax return of capital.....................................          --          --          --        (.02)       (.09)
                                                               --------------------------------------------------------
Total distributions........................................        (.60)       (.61)       (.60)       (.60)       (.63)
                                                               --------------------------------------------------------
Net asset value, end of year...............................       $8.81       $9.49       $9.82       $9.76       $9.32
                                                               ========================================================
Total Return*..............................................     (1.02)%       2.82%       6.87%      11.44%      10.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $146,753    $189,898    $198,131    $185,596    $191,301
Ratios to average net assets:
 Expenses..................................................       1.22%       1.17%       1.15%       1.13%       1.18%
 Net investment income.....................................       6.20%       6.12%       6.41%       7.09%       7.99%
Portfolio turnover rate....................................      74.60%      75.95%     166.69%     109.40%     101.12%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

 10

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                        CLASS C
                                                                -------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                                -------------------------------------------------------
                                                                1999++       1998        1997        1996       1995+
                                                                -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $9.50       $9.83       $9.77       $9.31       $9.05
                                                                -------------------------------------------------------
Income from investment operations:
 Net investment income......................................        .54         .56         .57         .61         .21
 Net realized and unrealized gains (losses).................       (.66)       (.32)        .05         .41         .24
                                                                -------------------------------------------------------
Total from investment operations............................       (.12)        .24         .62        1.02         .45
                                                                -------------------------------------------------------
Less distributions from:
 Net investment income......................................       (.51)       (.51)       (.56)       (.54)       (.15)
 Net realized gains.........................................       (.05)       (.06)         --          --          --
 Tax return of capital......................................         --          --          --        (.02)       (.04)
                                                                -------------------------------------------------------
Total distributions.........................................       (.56)       (.57)       (.56)       (.56)       (.19)
                                                                -------------------------------------------------------
Net asset value, end of year................................      $8.82       $9.50       $9.83       $9.77       $9.31
                                                                =======================================================
Total Return*...............................................    (1.41)%       2.46%       6.44%      11.20%       5.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $17,386     $20,404     $16,629      $6,563      $2,043
Ratios to average net assets:
 Expenses...................................................      1.62%       1.56%       1.54%       1.56%       1.57%**
 Net investment income......................................      5.80%       5.73%       5.96%       6.69%       7.47%**
Portfolio turnover rate.....................................     74.60%      75.95%     166.69%     109.40%     101.12%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                                                                              11
PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                          ADVISOR CLASS
                                                                ----------------------------------
                                                                      YEAR ENDED AUGUST 31,
                                                                ----------------------------------
                                                                1999++        1998          1997+
                                                                ----------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $9.49         $9.82        $10.16
                                                                ----------------------------------
Income from investment operations:
 Net investment income......................................       .61           .62           .42
 Net realized and unrealized losses.........................      (.67)         (.32)         (.34)
                                                                ----------------------------------
Total from investment operations............................      (.06)          .30           .08
                                                                ----------------------------------
Less distributions from:
 Net investment income......................................      (.57)         (.57)         (.42)
 Net realized gains.........................................      (.05)         (.06)           --
                                                                ----------------------------------
Total distributions.........................................      (.62)         (.63)         (.42)
                                                                ----------------------------------
Net asset value, end of year................................     $8.81         $9.49         $9.82
                                                                ==================================
Total Return*...............................................    (.77)%         3.08%          .80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $1,261       $11,330       $12,742
Ratios to average net assets:
 Expenses...................................................      .97%          .91%          .88%**
 Net investment income......................................     6.42%         6.38%         6.76%**
Portfolio turnover rate.....................................    74.60%        75.95%       166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997. ++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.

 12

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.0%
ARGENTINA 4.0%
Perez Companc SA, 144A, 8.125%, 7/15/07.....................    $ 5,000,000         $  4,350,000
Republic of Argentina, 8.75%, 5/09/02.......................      2,500,000            2,258,750
                                                                                    ------------
                                                                                       6,608,750
                                                                                    ------------
AUSTRALIA 3.3%
Government of Australia, 6.75%, 11/15/06....................      2,700,000AUD         1,771,354
Queensland Treasury Corp., 6.50%, 6/14/05...................      5,796,000AUD         3,742,774
                                                                                    ------------
                                                                                       5,514,128
                                                                                    ------------
CANADA 8.8%
Government of Canada:
  10.50%, 7/01/00...........................................      9,000,000CAD         6,280,277
  10.50%, 3/01/01...........................................      6,235,000CAD         4,468,041
  10.00%, 5/01/02...........................................      5,135,000CAD         3,798,118
                                                                                    ------------
                                                                                      14,546,436
                                                                                    ------------
COLOMBIA 1.5%
Republic of Colombia, 7.25%, 2/23/04........................      2,950,000            2,421,614
                                                                                    ------------
DENMARK 2.4%
Kingdom of Denmark:
  9.00%, 11/15/00...........................................      6,605,000DKK           994,771
  8.00%, 3/15/06............................................     18,589,000DKK         3,051,996
                                                                                    ------------
                                                                                       4,046,767
                                                                                    ------------
GERMANY 10.0%
Federal Republic of Germany:
  Bundesrep, 7.75%, 2/21/00.................................     10,586,298EUR        11,428,841
  8.00%, 7/22/02............................................      4,399,667EUR         5,150,410
                                                                                    ------------
                                                                                      16,579,251
                                                                                    ------------
INDIA .1%
++Essar Steel Ltd., Reg S, FRN, zero coupon, 7/20/99........        315,000              141,750
                                                                                    ------------
INDONESIA .2%
*PT Astra International, wts., 12/31/03.....................      1,880,582IDR           294,032
                                                                                    ------------
ITALY 7.9%
Buoni Poliennali del Tesoro, 6.75%, 7/01/07.................      1,243,000EUR         1,455,495
Government of Italy:
  10.50%, 7/15/00...........................................        655,899EUR           734,566
  10.50%, 11/01/00..........................................      1,823,090EUR         2,078,717
  10.50%, 4/01/05...........................................      6,476,000EUR         8,756,195
                                                                                    ------------
                                                                                      13,024,973
                                                                                    ------------
MEXICO 1.1%
United Mexican States, 9.75%, 4/06/05.......................      1,800,000            1,806,750
                                                                                    ------------

                                                                              13

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
NETHERLANDS .7%
Astra Overseas Finance NV, Reg S, FRN:
  Series I, 6.294%, 12/31/01................................    $   300,000         $    226,500
  Series II, 6.294%, 6/30/05................................      1,013,000              602,735
  Series III, zero coupon, 6/30/06..........................      1,311,000              399,855
                                                                                    ------------
                                                                                       1,229,090
                                                                                    ------------
NEW ZEALAND 4.4%
Government of New Zealand:
  6.50%, 2/15/00............................................      7,240,000 NZD        3,769,752
  8.00%, 11/15/06...........................................      6,437,000 NZD        3,530,624
                                                                                    ------------
                                                                                       7,300,376
                                                                                    ------------
SPAIN 8.4%
Government of Spain:
  12.25%, 3/25/00...........................................      5,725,902 EUR        6,353,378
  10.10%, 2/28/01...........................................      3,142,692 EUR        3,635,465
  10.15%, 1/31/06...........................................      2,849,000 EUR        3,877,258
                                                                                    ------------
                                                                                      13,866,101
                                                                                    ------------
SOUTH KOREA 1.2%
Korea Development Bank, 7.125%, 4/22/04.....................      2,000,000            1,926,500
                                                                                    ------------
SWEDEN 4.4%
Kingdom of Sweden, 10.25%, 5/05/03..........................     51,400,000 SEK        7,310,651
                                                                                    ------------
TURKEY .6%
Republic of Turkey, 12.375%, 6/15/09........................      1,000,000              991,200
                                                                                    ------------
UNITED KINGDOM 9.2%
United Kingdom:
  8.00%, 12/07/00...........................................      5,825,000 GBP        9,623,880
  8.50%, 7/16/07............................................      2,976,000 GBP        5,658,568
                                                                                    ------------
                                                                                      15,282,448
                                                                                    ------------
UNITED STATES 27.6%
+*Acadia Partners LP........................................        999,667              114,362
+*Penobscot Partners LP.....................................            333                3,083
U.S. Treasury Bonds:
  6.375%, 8/15/27...........................................      4,935,000            4,935,000
  5.25%, 11/15/28...........................................     35,284,000           30,531,704
U.S. Treasury Note, 7.875%, 11/15/04........................      9,273,000           10,006,151
                                                                                    ------------
                                                                                      45,590,300
                                                                                    ------------

 14

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VENEZUELA 1.2%
Republic of Venezuela, 9.25%, 9/15/27.......................    $ 1,000,000         $    605,000
Venezuela Front Load Interest Reduction Bond, A, 6.125%,
  3/31/07...................................................      1,904,752            1,327,374
                                                                                    ------------
                                                                                       1,932,374
                                                                                    ------------
TOTAL LONG TERM INVESTMENTS (COST $185,979,780).............                         160,413,491
                                                                                    ------------
SHORT TERM INVESTMENT (COST $1,861,000) 1.1%
Chase Securities Inc., 5.50%, 9/01/99, Time Deposit.........      1,861,000            1,861,000
                                                                                    ------------
TOTAL INVESTMENTS (COST $187,840,780) 98.1%.................                         162,274,491
OTHER ASSETS, LESS LIABILITIES 1.9%.........................                           3,125,634
                                                                                    ------------
TOTAL NET ASSETS 100.0%.....................................                        $165,400,125
                                                                                    ============

CURRENCY ABBREVIATIONS:


AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Unit
GBP  -- Great British Pound
IDR  -- Indonesia Rupah
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona


*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+Securities represent equity investments.
++Represents defaulted bonds.
                       See Notes to Financial Statements.
                                                                              15

PAGE


TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

Assets:
 Investments in securities, at value (cost $187,840,780)....    $162,274,491
 Receivables:
  Investment securities sold................................       1,727,190
  Fund shares sold..........................................         267,665
  Interest..................................................       3,947,281
                                                                ------------
      Total assets..........................................     168,216,627
                                                                ------------
Liabilities:
 Payables:
  Fund shares redeemed......................................       2,085,505
  To affiliates.............................................         174,245
 Funds advanced by custodian................................         445,216
 Accrued expenses...........................................         111,536
                                                                ------------
      Total liabilities.....................................       2,816,502
                                                                ------------
Net assets, at value........................................    $165,400,125
                                                                ============
Net assets consist of:
 Net unrealized depreciation................................    $(25,576,963)
 Accumulated net realized gain..............................         323,657
 Beneficial shares..........................................     190,653,431
                                                                ------------
Net assets, at value........................................    $165,400,125
                                                                ============
CLASS A:
 Net asset value per share ($146,753,335 / 16,649,045 shares
   outstanding).............................................           $8.81
                                                                ============
 Maximum offering price per share ($8.81 / 95.75%)..........           $9.20
                                                                ============
CLASS C:
 Net asset value per share ($17,385,571 / 1,970,916 shares
  outstanding)*.............................................           $8.82
                                                                ============
 Maximum offering price per share ($8.82 / 99.00%)..........           $8.91
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($1,261,219 / 143,181 shares outstanding).................           $8.81
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

 16

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

Investment Income:
 (net of foreign taxes of $6,248)
 Dividends..................................................    $    119,065
 Interest...................................................      14,362,109
                                                                ------------
      Total investment income...............................                    $ 14,481,174
Expenses:
 Management fees (Note 3)...................................         975,877
 Administrative fees (Note 3)...............................         292,763
 Distribution fees (Note 3)
  Class A...................................................         431,311
  Class C...................................................         131,290
 Transfer agent fees (Note 3)...............................         389,700
 Custodian fees.............................................          31,900
 Reports to shareholders....................................          75,900
 Registration and filing fees...............................          49,300
 Professional fees..........................................          56,200
 Trustees' fees and expenses................................          21,700
 Other......................................................           2,572
                                                                ------------
      Total expenses........................................                       2,458,513
                                                                                ------------
            Net investment income...........................                      12,022,661
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................       4,355,970
  Foreign currency transactions.............................      (4,336,641)
                                                                ------------
     Net realized gain......................................                          19,329
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     (13,993,424)
  Translation of assets and liabilities denominated in
    foreign currencies......................................         835,478
                                                                ------------
     Net unrealized depreciation............................                     (13,157,946)
                                                                                ------------
Net realized and unrealized loss............................                     (13,138,617)
                                                                                ------------
Net decrease in net assets resulting from operations........                    $ (1,115,956)
                                                                                ============

                       See Notes to Financial Statements.

                                                                              17

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1999 AND 1998

                                                                    1999               1998
                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 12,022,661       $ 14,102,046
  Net realized gain from investments and foreign currency
   transactions.............................................          19,329            897,695
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................     (13,157,946)        (8,488,427)
                                                                -------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................      (1,115,956)         6,511,314
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................     (10,143,914)       (11,190,365)
   Class C..................................................      (1,108,554)        (1,004,165)
   Advisor Class............................................        (179,587)          (803,082)
  Net realized gains:
   Class A..................................................        (835,181)        (1,112,297)
   Class C..................................................         (98,495)          (115,925)
   Advisor Class............................................          (7,158)           (67,412)
 Beneficial share transactions (Note 2):
   Class A..................................................     (31,043,022)        (1,581,970)
   Class C..................................................      (1,555,156)         4,463,377
   Advisor Class............................................     (10,144,875)          (970,039)
                                                                -------------------------------
    Net decrease in net assets..............................     (56,231,898)        (5,870,564)

Net assets:
 Beginning of year..........................................     221,632,023        227,502,587
                                                                -------------------------------
 End of year................................................    $165,400,125       $221,632,023
                                                                ===============================
Undistributed net investment income included in net assets:
 End of year................................................    $         --       $    785,814
                                                                ===============================

                       See Notes to Financial Statements.

 18

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              19

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

1. SUMMARY OF ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At August 31, 1999, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------
                                                           ------------1999--------------------------------1998-----------
                                                             SHARES          AMOUNT               SHARES         AMOUNT
                                                             ----------------------------------------------------------
CLASS A SHARES:
Shares sold..............................................    7,334,312    $  69,058,663          5,805,764    $ 56,610,214
Shares issued on reinvestment of distributions...........      859,601        8,035,267            935,877       9,102,189
Shares redeemed..........................................  (11,546,052)    (108,136,952)        (6,908,185)    (67,294,373)
                                                           ---------------------------------------------------------------
Net decrease.............................................   (3,352,139)   $ (31,043,022)          (166,544)   $ (1,581,970)
                                                           ===============================================================

 20

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------
                                                           ------------1999--------------------------------1998-----------
                                                             SHARES          AMOUNT               SHARES         AMOUNT
                                                             ----------------------------------------------------------
CLASS C SHARES:
Shares sold..............................................      561,727    $   5,324,535            910,441    $  8,897,295
Shares issued on reinvestment of distributions...........      111,143        1,040,014            100,468         976,732
Shares redeemed..........................................     (849,404)      (7,919,705)          (555,304)     (5,410,650)
                                                           ---------------------------------------------------------------
Net increase (decrease)..................................     (176,534)   $  (1,555,156)           455,605    $  4,463,377
                                                           ===============================================================

                                                                                YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------
                                                           ------------1999--------------------------------1998-----------
                                                             SHARES          AMOUNT               SHARES         AMOUNT
                                                             ----------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..............................................      223,677    $   2,157,693            957,957    $  9,380,180
Shares issued on reinvestment of distributions...........        8,389           78,938             18,458         178,859
Shares redeemed..........................................   (1,282,907)     (12,381,506)        (1,080,092)    (10,529,078)
                                                           ---------------------------------------------------------------
Net decrease.............................................   (1,050,841)   $ (10,144,875)          (103,677)   $   (970,039)
                                                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

                                                                              21

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
--------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1999, unreimbursed costs were $154,594. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $10,375 and $10,964, respectively.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At August 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $      7,778
Unrealized depreciation.....................................   (25,574,067)
                                                              ------------
Net unrealized depreciation.................................  $(25,566,289)
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1999 aggregated $141,212,218 and $180,254,696, respectively.


 22

PAGE

TEMPLETON GLOBAL BOND FUND
INDEPENDENT AUDITOR'S REPORT
To the Board of Trustees and Shareholders

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Bond Fund series of Templeton Income Trust (the "Fund") at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 30, 1999

                                                                              23

PAGE


TEMPLETON GLOBAL BOND FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,318,083 as a capital gain dividend for the fiscal year ended August 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates
 .75% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1999.

 24


PAGE

TEMPLETON GLOBAL BOND FUND
CHANGE IN INDEPENDENT AUDITOR

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the August 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On August 31, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                                                                              25

PAGE

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PAGE


ANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301


This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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